ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 235-0134
                              www.albrightblum.com

                                 August 7, 2006


VIA FEDERAL EXPRESS & EDGAR


Messeret Nega, Esq. &
John Stickel, Esq.
SECURITIES AND EXCHANGE COMMISSION
100 F Street, Mail Stop 3561
Washington, D.C.  20549

Re:      Advanced Media Training, Inc. (the "Registrant")
         Schedule 14C, Amendment Number 4
         Original Filing Date:  March 1, 2006
         Amended: May 3, 2006, June 5, 2006, July 19, 2006
         SEC File No.:  000-50333

Dear Ms. Nega and Mr. Stickel:

The Commission's July 28, 2006, comment letter to Buddy Young, President of Registrant has been delivered to me for response. Please consider this to be the Registrant's formal response to the Commission's comment letter. Accordingly, enclosed please find two (2) clean copies of the Schedule 14C, Amendment Number 4, which has been filed with the Commission via EDGAR, together with two (2) redlined copies of the Schedule 14C which are marked to show changes from the last filed version.

In general, please be advised that Registrant, Dematco Limited ("Dematco") and the shareholders of Dematco (the "Shareholders") entered into an amendment "First Amendment to Stock Purchase and Sale Agreement with Option" (the "Option Amendment"). Registrant filed a form 8-K with the Commission on August 2, 2006, in which it describes the Option Amendment. In summary, Dematco, Registrant and the Shareholders have amended their original agreement to provide that the purchase price for Registrant's purchase of the remaining 92% of Dematco's outstanding common stock from the Shareholders will be an exchange of one (1) share of Registrant's common stock for one (1) share of Dematco's common stock and that Registration may not exercise the option in part, but rather, in the event that Registrant exercises the option, it will be required to exercise the option in full. All language associating any dollar value of or to Dematco's stock and all language referencing the stock price of Registrant's stock on the date of exercise have been entirely eliminated. Accordingly, the Option Amendment permits Registrant to remove most, if not all, of the passages in the
Schedule 14C, Amendment Number 4 which were of concern to the Commission.


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
August 7, 2006
Page 2

Also, please note that the only change in Dematco's financial statements is contained in Note 3 reflecting the Option Amendment.

We will be responding to comments in the order presented.

SCHEDULE 14C
GENERAL

COMMISSION COMMENT NO. 1.

         Please expand upon your disclosure to discuss in detail the plan to sell the current business of producing and distributing workforce training videos following the acquisition of Dematco's remaining shares. Also discuss what aspects of your current business will be retained by the new management, if any.

REGISTRANT'S RESPONSE TO COMMENT NO. 1. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 6 OF 14A. VOTING SECURITIES AND PRINCIPLE HOLDERS THEREOF. PAGE 5

COMMISSION COMMENT NO. 2.

         We note from the disclosure on page 9 that you expect there to be 106,753,524 of your common stock issued and outstanding following the acquisition of Dematco. Please reconcile this with your disclosure on page 8 that there were 23,833,524 shares issued and outstanding as of July 1, 2006 and that 92,920,000 additional shares may need to be issued to facilitate the exchange for the Dematco shares. Please revise or explain.

REGISTRANT'S RESPONSE TO COMMENT NO. 2. Registrant acknowledges its prior error and has corrected it in the revised Schedule 14C. This change should cause this item to be in compliance with the staff's comments.

ITEM 14(b)(l) OF 14A. SUMMARY OF TERMS. PAGE 5

COMMISSION COMMENT NO. 3.

         Refer to our previous comments 10 and 12. We continue to object to the association of any dollar value to the total 101,000,000 shares to be issued by Dematco as it appears to overstate the value of Dematco as an entity. We continue to believe that you should describe the 8% transaction as a negotiated exchange ratio of 5 shares of Advanced Media Stock for 4 shares of Dematco stock, removing any discussion of


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
August 7, 2006
Page 3

         a "'valuation" of $1.00 from all sections of your filing .

REGISTRANT'S RESPONSE TO COMMENT NO. 3. As noted above, Dematco, Registrant and the Shareholders have amended their original agreement to provide that the purchase price for Registrant's purchase of the remaining 92% of Dematco's outstanding common stock from the Shareholders will be an exchange of one (1) share of Registrant's common stock for one (1) share of Dematco's common stock and that Registration may not exercise the option in part, but rather, in the event that Registrant exercises the option, it will be required to exercise the option in full. All language associating any dollar value of or to Dematco's stock and all language referencing the stock price of Registrant's stock on the date of exercise have been entirely eliminated. Additionally, the 8% purchase has been described as a 5 for 4 exchange of shares. These changes should cause the item to be in compliance with the staff's comments.

COMMISSION COMMENT NO. 4.

         As a related matter, your discussion of the purchase of the remaining 92% of Dematco should be revised throughout your filing to remove any discussion of the valuation of Dematco stock. We realize that this discussion is currently used to explain how many shares of your stock would be issued should you decide to purchase up to 92% of the remaining Dematco stock. However, we believe that you can discuss this transaction in sufficient detail for the reader of the financial statements to understand the end result without including the $1.00 you have arbitrarily assigned to Dematco stock. Specifically, you should indicate that, should a change in control occur as a result of acquisition of Dematco stock, Dematco financial statements will become your historical financial statements, the transaction would result in a total of 99,384,000 shares being issued (assuming a one-fur-one exchange ratio for the remaining 92% of Dematco), and the financial statement impact of such transaction wou1d result in a nominal increase in shareholder's equity in your (Dematco's) financial statements. We would not object to the inclusion of a sensitivity analysis demonstrating the change in number of shares you would be required to issue resulting from a change in YOUR stock price to demonstrate the potential change in your beneficial ownership table (post-transaction). In this regard, we note your assumption on page 9 that your stock is selling at $1.00 per share on the date of exercise. Consider adding disclosure assuming various other prices for your stock, both over and under $1.00 per share. You may also want to disclose the exact price (for your stock) at which you would no longer have enough authorized shares to fully exercise your option to purchase the remaining 92% of Dematco.

REGISTRANT'S RESPONSE TO COMMENT NO. 4. As a result of the Option Amendment and the related revisions in the Schedule 14C, Registrant believes that the comment is either no longer relevant or has been adequately addressed. In either event, these changes should cause the item to be in compliance with the staff's comments.


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
August 7, 2006
Page 4

COMMISSION COMMENT NUMBER  5.

         In addition, your discussion of the accounting treatment of your potential purchase of up to 92% of the remaining Dematco shares should include how such purchase would be treated if a change in control were not achieved. Such discussion should include how many shares of Dematco would need to be purchased to effect a change in control (and therefore result in a reverse acquisition) the likelihood that you would make additional purchases that would not result in a change in control, and the accounting policy for such an acquisition. Similar disclosure should be included throughout your filing .

REGISTRANT'S RESPONSE TO COMMENT NO. 5. As a result of the Option Amendment and the related revisions in the Schedule 14C, Registrant believes that the comment is either no longer relevant or has been adequately addressed. In either event, these changes should cause the item to be in compliance with the staff's comments.

Attached please also find the consent of Dematco's auditors to the use of their report and audit of Dematco in the Schedule 14C, Amendment Number 4. The original consent is included with the original of this letter and a copy is attached to this letter and marked as Addendum "A."

Also attached to this letter and marked as Addendum "B", please find a written statement from Registrant acknowledging and confirming three bullet point items noted at the end of the Staff's comment letter.

Thank you for your time and cooperation and please do not hesitate to contact either Buddy Young, Registrant's President, CEO and CFO, or the undersigned with any other comments, requests or simply to discuss the matter further.


                                         Sincerely,


                                         /s/ L. Stephen Albright
                                         -------------------------
                                         L. STEPHEN ALBRIGHT, Esq.


enclosures

c:       Buddy Young, Advanced Media Training, Inc., w/encls


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
August 7, 2006
Page 5

                                  ADDENDUM "A"
                                AUDITOR'S CONSENT


MOORE & ASSOCIATES, CHARTERED
ACCOUNT ANTS AND ADVISORS
PCAOB REGISTERED


            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use, in the registrations statement on Schedule 14C Amendment # 4 of Dematco Limited (A development stage company), of our report dated June 8, 2006 on our audit of the financial statements of Dematco Limited (A development stage company) as of March 31, 2006, and December 31, 2005, and the related statements of operations, stockholders' equity and cash flows for the three months ended March 31, 2006, the year ended December 31, 2005 and from inception on November 1, 2005 through March 31, 2006, and the reference to us under the caption "Experts."


/S/  MOORE & ASSOCIATES

Moore & Associates Chartered
Las Vegas, Nevada
June 8, 2006
Except Note 7 restated - July 18, 2006
Except Note 3 restated - August 1, 2006




               2675 S. JONES BLVD. SUITE 109. LAS VEGAS. NV 89146
                        (702)253-7511 FAX (702)253-7501


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. &
John Stickel, Esq.
August 7, 2006
Page 6

                                  ADDENDUM "B"

         ADVANCED MEDIA TRAINING, INC., a Delaware corporation ("Company" or "Registrant") confirms and acknowledge to the Securities and Exchange Commission (the "Commission") that:

                  Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

                  The action of the Commission or the staff, acting pursuant to delegated authority, in declared the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

                  The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


         Executed August 3, 2006, at Encino [Los Angeles], California by Buddy Young, President, CEO and CFO of Registrant.


                                           /s/ Buddy Young
                                           ----------------------
                                           BUDDY YOUNG